Parent Company Financial Data (Tables)	12 Months Ended
Dec. 31, 2013
Condensed Financial Information Of Parent Company Only Disclosure [Abstract]
Condensed Balance Sheets

Condensed Balance Sheets

	December 31,
	2013	2012
	(dollars in thousands)
Assets
Cash and demand deposits	$1,858	$300
Interest-earning deposits	3,998	6,217
Investments in:
Bank subsidiaries	39,176	50,677
Nonbank subsidiaries	618	836
Other assets	1,229	3,237

Total assets	$46,879	$61,627

Liabilities and shareholders’ equity
Master notes	$3,998	$5,451
Junior subordinated debentures	11,127	11,127
Other liabilities	71	376

Total liabilities	15,196	16,954

Redeemable common stock held by the Employee Stock Ownership Plan (ESOP)	1,716	1,584

Shareholders’ equity	29,967	42,729

Total liabilities and shareholders’ equity	$46,879	$61,267

Condensed Statements of Income

Condensed Statements of Income

	2013	2012	2011
	(dollars in thousands)

Equity in earnings of subsidiaries	$1,666	$1,100	$1,649
Interest income	21	41	64
Management and service fees	4,347	6,937	6,689
Other income	166	102	104
Interest expense	(659)	(670)	(674)
Other operating expense	(4,881)	(7,428)	(7,304)
Income tax benefit	294	322	372

Net income	$954	$404	$900

Consolidated net income	$954	$404	$900
Less: Net income attributable to noncontrolling interest	(478)	—	—

Net income attributable to Uwharrie Capital Corp	476	404	900
Dividends – preferred stock	(325)	(645)	(645)

Net Income (loss) available to common shareholders	$151	$(241)	$255

Net income (loss) per common share
Basic	$0.02	$(0.03)	$0.03

Diluted	$0.02	$(0.03)	$0.03

Weighted average shares outstanding
Basic	7,276,751	7,371,667	7,467,396
Diluted	7,276,751	7,371,667	7,467,396

Condensed Statements of Cash Flows

Condensed Statements of Cash Flows

	2013	2012	2011
	(dollars in thousands)
Cash flows from operating activities
Net income	$954	$404	$900
adjustments to reconcile net income to net cash used by operating activities:
Equity in earnings of subsidiaries	(1,666)	(1,100)	(1,649)
(Increase) decrease in other assets	2,298	(734)	(203)
Increase (decrease) in other liabilities	(305)	(97)	131

Net cash provided (used) by operating activities	1,281	(1,527)	(821)

Cash flows from investing activities
Dividends received from subsidiaries	2,719	—	—

Net cash provided by investing activities	2,719	—	—

Cash flows from financing activities
Net increase (decrease) in master notes	(1,453)	(757)	(2,386)
Net proceeds from issuance of junior subordinated debentures	—	—	1,232
Repurchase of common stock	(169)	—	—
Repayment of series A preferred stock	(10,500)	—	—
Preferred stock redeemed by from bank subsidiary	7,800	—	—
Increase in unearned ESOP compensation	(114)	(103)	(161)
Dividends on preferred stock	(225)	(545)	(545)

Net cash used by financing activities	(4,661)	(1,405)	(1,860)

Net decrease in cash and cash equivalents	(661)	(2,932)	(2,681)
Cash and cash equivalents at beginning of year	6,517	9,449	12,130

Cash and cash equivalents at end of year	$5,856	$6,517	$9,449